Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Loss
Consolidated net loss	$ (34,444)	$ (21,939)	$ (29,111)
Other comprehensive income:
Loss on minimum pension liability, net of tax of $0, $0 and $115	(146)	(4,136)	(980)
Gain on cash flow hedge, net of tax of $1,868, $4,504 and $2,100	2,887	7,088	2,839
Total other comprehensive income	2,741	2,952	1,859
Comprehensive loss	(31,703)	(18,987)	(27,252)
Comprehensive income attributable to non controlling interest	754	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	$ (32,457)	$ (19,438)	$ (27,252)